PREMISES LEASES (Tables)	12 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Disclosure of right-of-use assets [Table Text Block]
2023

As at September 30, 2021	$-
Inception of lease	144,900
Depreciation	(6,037)
As at September 30, 2022	$138,863

Depreciation	(72,450)
As at September 30, 2023	$66,413

Disclosure of minimum lease payments in respect of lease liabilities [Table Text Block]
	Year ended September 30, 2023	Year ended September 30, 2022

Undiscounted minimum lease payments:
Less than one year	$80,509	$86,112
Two to three years	-	80,509
	80,509	166,621
Effect of discounting	(6,960)	(26,710)
Present value of minimum lease payments	73,549	139,911
Less current portion	(73,549)	(67,928)
Long-term portion	$-	$71,983

Disclosure of lease liability continuity [Table Text Block]
2022

As at September 30, 2021	$-
Inception of lease	144,900
Cash flows:
Principal payments	(4,989)
As at September 30, 2022	$139,911
Cash flows:
Principal payments	(66,362)
As at September 30, 2023	$73,549